BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-      BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.
On February 26, 2013, the Company purchased a 100% interest in Pilat Europe Limited Ltd and Pilat (North America) Inc which provides custom human capital management solutions, for a total consideration of $1,200. The results of operations were included in the consolidated financial statements of the Company commencing March 1, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net Assets	$406
Intangible assets	827

Total assets acquired	$1,233

*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

b.
On May 16, 2013, the Company purchased a 100% interest in Valinor Ltd, a consulting company specializes in project and, product consultation, installation and implementation of databases for a total consideration of $1,700, of which $400 was paid upon closing and the remaining of which $600 is contingent upon the acquired business meeting certain operational targets in 2013 and 2014, and $500 and $200 be paid by Novemeber 23, 2013 and May 25, 2014 respectively. . The results of operations were included in the consolidated financial statements of the Company commencing May 16, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of the acquisition:

Net Assets	$128
Intangible assets	1,544

Total assets acquired	$1,672

*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

c.
On May 30, 2013, the Company purchased a 100% interest in Dario solutions IT Ltd, a consulting company specializes in integration services of Microsoft products at the enterprises' IT environment for a total consideration of $3,800, of which $1,100 was paid upon closing and the remaining of which $1,700 is contingent upon the acquired business meeting certain operational targets in 2013, 2014 and 2015, and $1,000 to be paid by February 28, 2014. The results of operations were included in the consolidated financial statements of the Company commencing June 1, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of the acquisition:

Net Assets	$378
Intangible assets	3,445

Total assets acquired	$3,823

*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

d.
In addition, the Company acquired additional activities during the six months than ended June 30, 2013, which their influence on the financial statements of the Company is immaterial, for a total consideration of $ 0.9 million.

e.
On May 2013 the company finalized the process of identifying the tangible and intangible assets for the acquisition of 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"). The following table summarize the fair value of the assets and liabilities acquired:

	As reported	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)
Net assets acquired	$9,021	$(88)	$8,933

f.	Pro Forma disclosure has not been included as the influence of the acquired companies and activities to the consolidated income and the consolidated net income was immaterial.